Cover Page Cover Page	Nov. 04, 2026	Mar. 31, 2026	Dec. 18, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name		NIKE, Inc.
Entity Incorporation, State or Country Code		OR
Entity File Number		1-10635
Entity Tax Identification Number		93-0584541
Entity Address, Address Line One		ONE BOWERMAN DRIVE
Entity Address, City or Town		BEAVERTON
Entity Address, State or Province		OR
Entity Address, Postal Zip Code		97005-6453
City Area Code		503
Local Phone Number		671-6453
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security			Class B Common Stock
Trading Symbol			NKE
Security Exchange Name			NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000320187
Amendment Flag		false